Cover	Nov. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Transcontinental Realty Investors, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-09240
Entity Tax Identification Number	94-6565852
Entity Address, Address Line One	1603 LBJ Freeway,
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75234
City Area Code	469
Local Phone Number	522-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000733590
Amendment Flag	false